License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
License Agreements

6. License Agreements

Novartis License Agreement

On March 23, 2017, the Company entered into an exclusive license agreement with Novartis International Pharmaceutical Ltd. (“Novartis”). Under the agreement, Novartis granted the Company an exclusive, field-restricted, worldwide license, to certain intellectual property rights owned or controlled by Novartis, to develop, commercialize and sell one or more therapeutic products comprising RTB101 or RTB101 in combination with everolimus in a fixed dose combination. The exclusive field under the license agreement is for the treatment, prevention and diagnosis of disease and other conditions in all indications in humans and animals.

The agreement may be terminated by either party upon a material breach by the other party that is not cured within 60 days after written notice. The Company may terminate the agreement in its entirety or on a product-by-product or country-by-country basis with or without cause with 60 days’ prior written notice.

Novartis may terminate the portion of the agreement related to everolimus if the Company fails to use commercially reasonable efforts to research, develop and commercialize a product utilizing everolimus for a period of three years. Novartis may terminate the license agreement upon the Company’s bankruptcy, insolvency, dissolution or winding up.

As additional consideration for the license, the Company is required to pay up to an aggregate of $4.3 million upon the satisfaction of clinical milestones, up to an aggregate of $24 million upon the satisfaction of regulatory milestones for the first indication approved, and up to an aggregate of $18 million upon the satisfaction of regulatory milestones for the second indication approved. In addition, the Company is required to pay up to an aggregate of $125 million upon the satisfaction of commercial milestones, based on the amount of annual net sales. The Company is also required to pay tiered royalties ranging from a mid single-digit percentage to a low teen-digit percentage on annual net sales of products. These royalty obligations last on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid claim of a Novartis patent covering a subject product, (ii) the expiration of any regulatory exclusivity for the subject product in a country, or (iii) the 10th anniversary of the first commercial sale in the country, and are subject to a reduction after the expiration of the last valid claim of a Novartis patent or the introduction of a generic equivalent of a product in a country.

Milestone payments to Novartis will be recorded as research and development expenses in the condensed consolidated statements of operations and comprehensive loss once achievement of each associated milestone has occurred. In May 2017, the Company initiated a Phase 2b clinical trial for a first indication, triggering the first milestone payment under the agreement. Accordingly, the Company paid the related $0.3 million payment in May 2017. In May 2019, the Company initiated a Phase 3 clinical trial for the first indication, triggering a milestone payment of $2.5 million under the agreement. As of March 31, 2020, none of the remaining development milestones, regulatory milestones, sales milestones, or royalties had been reached or were probable of achievement.

6. License Agreements

Novartis License Agreement

On March 23, 2017, the Company entered into an exclusive license agreement with Novartis International Pharmaceutical Ltd. (“Novartis”). Under the agreement, Novartis granted the Company an exclusive, field-restricted, worldwide license, to certain intellectual property rights owned or controlled by Novartis, to develop, commercialize and sell one or more therapeutic products comprising RTB101 or RTB101 in combination with everolimus in a fixed dose combination. The exclusive field under the license agreement is for the treatment, prevention and diagnosis of disease and other conditions in all indications in humans and animals.

As consideration for the licensed rights, the Company issued Novartis Institutes for Biomedical Research (“NIBR”) 2,587,992 shares of the Company’s Series A Preferred Stock. The fair value of the Novartis license was $3.2 million based on the fair value of the Series A Preferred Stock which was determined to be $1.22 per share based on an independent third-party valuation and is recorded as research and development expenses in the consolidated statements of operations and comprehensive loss.

The agreement may be terminated by either party upon a material breach by the other party that is not cured within 60 days after written notice. The Company may terminate the agreement in its entirety or on a product-by-product or country-by-country basis with or without cause with 60 days’ prior written notice.

Novartis may terminate the portion of the agreement related to everolimus if the Company fails to use commercially reasonable efforts to research, develop and commercialize a product utilizing everolimus for a period of three years. Novartis may terminate the license agreement upon the Company’s bankruptcy, insolvency, dissolution or winding up.

As additional consideration for the license, the Company is required to pay up to an aggregate of $4.3 million upon the satisfaction of clinical milestones, up to an aggregate of $24 million upon the satisfaction of regulatory milestones for the first indication approved, and up to an aggregate of $18 million upon the satisfaction of regulatory milestones for the second indication approved. In addition, the Company is required to pay up to an aggregate of $125 million upon the satisfaction of commercial milestones, based on the amount of annual net sales. The Company is also required to pay tiered royalties ranging from a mid single-digit percentage to a low teen-digit percentage on annual net sales of products. These royalty obligations last on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid claim of a Novartis patent covering a subject product, (ii) the expiration of any regulatory exclusivity for the subject product in a country, or (iii) the 10th anniversary of the first commercial sale in the country, and are subject to a reduction after the expiration of the last valid claim of a Novartis patent or the introduction of a generic equivalent of a product in a country.

Milestone payments to Novartis are recorded as research and development expenses in the consolidated statements of operations and comprehensive loss once achievement of each associated milestone has occurred or the achievement is considered probable. In May 2017, the Company initiated a Phase 2b clinical trial for a first indication, triggering the first milestone payment under the agreement. Accordingly, the Company paid the related $0.3 million payment in May 2017. In May 2019, the Company initiated a Phase 3 clinical trial for the first indication, triggering another milestone payment of $2.5 million under the agreement. As of December 31, 2019, none of the remaining clinical milestones, regulatory milestones, sales milestones, or royalties had been reached or were probable of achievement.